Supplemental Cash Flow Information (Details) - USD ($) $ in Millions				12 Months Ended
		Feb. 27, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash [Abstract]
Interest paid, net of capitalized interest	[1]			$ 214.1	$ 133.8	$ 121.7
Income taxes paid, net of refunds				12.6	73.4	34.1
Non-cash investing activities [Abstract]
Deadstock commodities inventory transferred to property, plant and equipment				1.2	14.8	30.4
Impact of capital expenditure accruals on property, plant and equipment				43.8	19.0	(0.4)
Transfers from materials and supplies to property, plant and equipment				3.7	4.6	20.5
Change in ARO liability and property, plant and equipment due to revised future ARO cash flow estimate				3.8	2.1	1.6
Property, plant and equipment in consideration of contract amendment	[2]			22.6	0.0	0.0
Non-cash financing activities [Abstract]
Debt additions and retirements related to exchange of TRP 6.625% Notes for APL 6.625% Notes				342.1	0.0	0.0
Reductions in Owner's Equity related to accrued dividends on unvested equity awards under share compensation arrangements				1.6	0.6	1.6
Accrued distributions of preferred unit				0.9	0.0	0.0
Non-cash balance sheet movements related to business acquisition: (see Note 4) [Abstract]
Non-cash merger consideration - common units and replacement equity awards				2,436.1	0.0	0.0
Non-cash merger consideration - common shares and replacement equity awards				1,013.7	0.0	0.0
Net non-cash balance sheet movements excluded from consolidated statements of cash flows				3,449.8	0.0	0.0
Net cash merger consideration included in investing activities		$ 745.7	[3]	1,574.4	0.0	0.0
Total fair value of consideration transferred				5,024.2	0.0	0.0
Interest capitalized on major projects				$ 13.2	$ 16.1	$ 28.0
Atlas Pipeline Partners [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Debt Instrument [Line Items]
Interest rate on fixed rate debt				6.625%
Targa Resources Partners LP [Member]
Non-cash balance sheet movements related to business acquisition: (see Note 4) [Abstract]
Net cash merger consideration included in investing activities	[3]	$ 828.7
Targa Resources Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Debt Instrument [Line Items]
Interest rate on fixed rate debt				6.625%

[1]	Interest capitalized on major projects was $13.2 million, $16.1 million and $28.0 million for 2015, 2014 and 2013.
[2]	The Partnership measured the estimated fair value of the assets transferred to it using significant other observable inputs representative of a Level 2 fair value measurement.
[3]	Net of cash acquired of $40.8 million.